Goodwill - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 7,478.7	$ 108.1	₨ 1,164.5	$ 16.8	₨ 6,733.2
Estimated cash flows, pre-tax discount rate	11.80%	11.80%	8.70%	8.70%
Estimated cash flows, growth rate	1.90%	1.90%	2.00%	2.00%
Goodwill [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Estimated cash flows, pre-tax discount rate	12.70%	12.70%
Estimated cash flows, growth rate	2.00%	2.00%
Software consultancy and services cash generating unit [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 6,399.2
Tata and other brand vehicles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	1,079.5		₨ 1,081.0
Others [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	₨ 6,399.2
Jaguar Land Rover vehicles [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill			₨ 83.5